Condensed Interim Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Condensed Interim Consolidated Statements Of Comprehensive Income
Net income	$ 215	$ 891
Other comprehensive income (loss), net:
Change in foreign currency translation adjustment	(359)	74
Total comprehensive income (loss)	(144)	965
Less: comprehensive income (loss) attributable to non-controlling interest	(127)	24
Comprehensive income (loss) attributable to RADA Electronic Industries' shareholders	$ (17)	$ 941